Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Certain Equity Grants

The CTD Committee and management do not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards. Our executive compensation program does not currently include grants of stock options, stock appreciation rights or similar option-like instruments and none are outstanding.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false